UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

The Japan Fund, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Fund

Davis Polk & Wardwell

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments

Schedule of Investments	as of June 30, 2008
(Unaudited)

	Shares	Value ($)
Common Stocks 98.7%

Consumer Discretionary 16.6%
Auto Components 1.7%
Bridgestone Corp.	188,300	2,878,099
Stanley Electric Co. Ltd.	85,500	2,069,360

		4,947,459

Automobiles 4.9%
Mazda Motor Corp.	599,000	3,108,245
Suzuki Motor Corp.	287,900	6,805,377
Toyota Motor Corp.	101,700	4,798,390

		14,712,012

Household Durables 2.9%
Rinnai Corp.	226,000	8,641,145

Internet and Catalog Retail 0.5%
Rakuten, Inc.	2,882	1,454,774

Leisure Equipment and Products 4.4%
Namco Bandai Holdings, Inc.	243,200	2,752,992
Sega Sammy Holdings, Inc.	240,400	2,096,439
Shimano, Inc.	166,100	8,337,458

		13,186,889

Multiline Retail 1.0%
Ryohin Keikaku Co. Ltd.	11,300	604,454

The Japan Fund, Inc. | 1

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Takashimaya Co. Ltd.	267,000	2,421,444

		3,025,898

Specialty Retail 1.2%
ABC-Mart, Inc.	83,100	2,136,488
Shimachu Co. Ltd.	59,300	1,446,410

		3,582,898

Total Consumer Discretionary		49,551,075

Consumer Staples 5.9%
Food and Staples Retailing 3.0%
Aeon Co. Ltd.	519,100	6,409,004
Lawson, Inc.	51,100	2,487,988

		8,896,992

Food Products 2.9%
Ajinomoto Co., Inc.	923,000	8,727,146

Total Consumer Staples		17,624,138

Energy 0.6%
Oil, Gas and Consumable Fuels 0.6%
Nippon Oil Corp.	292,000	1,960,691

The Japan Fund, Inc. | 2

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Financials 10.7%
Capital Markets 4.1%
Daiwa Securities Group, Inc.	414,000	3,805,283
Nomura Holdings, Inc.	578,300	8,566,803

		12,372,086

Commercial Banks 5.4%
Mizuho Financial Group, Inc.	606	2,830,682
Sumitomo Mitsui Financial Group, Inc.	1,285	9,669,115
The Sumitomo Trust & Banking Co. Ltd.	508,000	3,549,805

		16,049,602

Insurance 0.8%
Mitsui Sumitomo Insurance Group Holdings, Inc.	68,000	2,343,834

Real Estate Investment Trusts (REITs) 0.4%
Nomura Real Estate Office Fund, Inc.	158	1,188,887

Total Financials		31,954,409

Health Care 2.4%
Health Care Equipment and Supplies 1.8%
Nihon Kohden Corp.	132,000	2,284,843
Terumo Corp.	61,900	3,159,561

		5,444,404

The Japan Fund, Inc. | 3

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Health Care (continued)
Pharmaceuticals 0.6%
Mitsubishi Tanabe Pharma Corp.	135,000	1,764,656

Total Health Care		7,209,060

Industrials 36.6%

Building Products 6.0%
Asahi Glass Co. Ltd.	100,000	1,209,210
Daikin Industries Ltd.	329,200	16,617,338

		17,826,548

Construction and Engineering 2.0%
Obayashi Corp.	637,000	2,885,502
Shimizu Corp.	377,000	1,785,855
Toda Corp.	371,000	1,355,634

		6,026,991

Electrical Equipment 9.1%
Fuji Electric Holdings Co. Ltd.	581,000	2,051,843
Fujikura Ltd.	264,000	1,148,637
Mitsubishi Electric Corp.	1,972,000	21,264,209
Sumitomo Electric Industries Ltd.	229,000	2,907,115

		27,371,804

Machinery 10.3%
Kubota Corp.	1,222,000	8,780,769

The Japan Fund, Inc. | 4

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Industrials (continued)
Mitsubishi Heavy Industries Ltd.	2,263,000	10,783,802
Miura Co. Ltd.	187,400	4,403,287
NGK Insulators Ltd.	352,000	6,845,411

		30,813,269

Marine 0.2%
Iino Kaiun Kaisha Ltd.	73,900	673,685

Road and Rail 0.6%
East Japan Railway Co.	222	1,808,447

Trading Companies and Distributors 8.4%
MISUMI Group, Inc.	550,600	10,240,947
Mitsubishi Corp.	184,900	6,094,552
Mitsui & Co. Ltd.	194,000	4,284,315
Sumitomo Corp.	338,800	4,450,968

		25,070,782

Total Industrials		109,591,526

Information Technology 22.5%
Electronic Equipment and Instruments 14.4%
FUJIFILM Holdings Corp.	107,800	3,705,514
Hitachi Ltd.	1,687,000	12,169,723
Nidec Corp.	128,800	8,575,750
Shimadzu Corp.	670,000	6,669,398
Yamatake Corp.	306,300	7,990,309

The Japan Fund, Inc. | 5

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Information Technology (continued)
Yokogawa Electric Corp.	434,300	3,971,420

		43,082,114

Internet Software and Services 0.8%
eAccess Ltd.	5,000	2,570,985

IT Services 1.4%
IT Holdings Corp.*	122,100	2,454,994
Nihon Unisys Ltd.	106,800	1,646,481

		4,101,475

Office Electronics 2.8%
Canon, Inc.	161,500	8,304,280

Semiconductors and Semiconductor Equipment 3.1%
Tokyo Electron Ltd.	39,600	2,282,356
Tokyo Seimitsu Co. Ltd.	194,200	3,143,851
ULVAC, Inc.	109,600	3,839,638

		9,265,845

Total Information Technology		67,324,699

Materials 3.4%
Chemicals 0.3%
Sumitomo Bakelite Co. Ltd.	177,000	965,136

The Japan Fund, Inc. | 6

Schedule of Investments	as of June 30, 2008
(Unaudited) (continued)

	Shares	Value ($)
Materials (continued)
Metals and Mining 3.1%
Hitachi Metals Ltd.	565,000	9,279,654

Total Materials		10,244,790

Total Common Stocks (Cost $277,714,047)		295,460,388

Total Investments — 98.7% (Cost $277,714,047)+		295,460,388

Percentages are based on net assets of $299,212,870.

* Non-income producing security

+ At June 30, 2008, the tax basis cost of the Fund’s investments was $277,714,047 and the gross unrealized appreciation and depreciation were $34,920,049 and $ (17,173,708), respectively.

For information regarding the Fund’s policy on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi–annual or annual financial statements.

The Japan Fund, Inc. | 7

Item 2.	Controls and Procedures

(a) The Registrant’s Chief Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

The Japan Fund, Inc. | 8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Japan Fund, Inc.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens
Chairman of the Board and Chief Executive Officer
Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William L. Givens
William L. Givens
Chairman of the Board and Chief Executive Officer
Date: August 29, 2008

By (Signature and Title)*	/s/ Simon D. Collier
Simon D. Collier
Treasurer and Principal Financial Officer
Date: August 29, 2008

*	Print the name and title of each signing officer under his or her signature.

The Japan Fund, Inc. | 9